Income taxes - Schedule of aggregate amount and per share effect of the tax holiday (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
The aggregate dollar effect	¥ 286,804,076	¥ 145,777,478	¥ 0
Per share effect—basic and diluted	¥ 8.81	¥ 4.56	¥ 0